FINANCIAL INSTRUMENTS (Details 1) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	$ 1,254
Revolving credit facility stand by charges	1,651
Notes payable - Principal	422,262
Notes payable - Interest	137,094
Forward Exchange Contracts:
Forward Exchange Contracts Inflows	(33,500)
Forward Exchange Contracts Outflows	34,060
Total of financial liabilities, capital commitments including obligations	566,193
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	1,794
Mine commitments	1,578
Less than 1 Year
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	231
Revolving credit facility stand by charges	843
Notes payable - Principal	0
Notes payable - Interest	34,250
Forward Exchange Contracts:
Forward Exchange Contracts Inflows	(33,500)
Forward Exchange Contracts Outflows	34,060
Total of financial liabilities, capital commitments including obligations	38,260
Less than 1 Year | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	798
Mine commitments	1,578
1 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	471
Revolving credit facility stand by charges	808
Notes payable - Principal	0
Notes payable - Interest	68,594
Forward Exchange Contracts:
Forward Exchange Contracts Inflows	0
Forward Exchange Contracts Outflows	0
Total of financial liabilities, capital commitments including obligations	70,679
1 to 3 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	806
Mine commitments	0
4 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	473
Revolving credit facility stand by charges	0
Notes payable - Principal	422,262
Notes payable - Interest	34,250
Forward Exchange Contracts:
Forward Exchange Contracts Inflows	0
Forward Exchange Contracts Outflows	0
Total of financial liabilities, capital commitments including obligations	457,175
4 to 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	190
Mine commitments	0
After 5 Years
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	79
Revolving credit facility stand by charges	0
Notes payable - Principal	0
Notes payable - Interest	0
Forward Exchange Contracts:
Forward Exchange Contracts Inflows	0
Forward Exchange Contracts Outflows	0
Total of financial liabilities, capital commitments including obligations	79
After 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Operating lease obligations	0
Mine commitments	$ 0